Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 60	$ 117
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	38	102
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	10	10
Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	12	5
Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	28	44
Domestic | Wealth management loans and mortgages | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	22	39
Domestic | Wealth management loans and mortgages | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1	5
Domestic | Wealth management loans and mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5	0
Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	25	28
Domestic | Other residential mortgages | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	12	18
Domestic | Other residential mortgages | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6	5
Domestic | Other residential mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7	5
Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1	44
Domestic | Commercial real estate | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1	44
Domestic | Commercial real estate | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Domestic | Commercial real estate | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Domestic | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6	1
Domestic | Financial institutions | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3	1
Domestic | Financial institutions | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3	0
Domestic | Financial institutions | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 0	$ 0